Financial Risk Management - Schedule of Group's Recognized Financial Liabilities Subject to Enforceable Master Netting Arrangements or Similar Agreements (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities	₩ 53,218	₩ 65,013
Gross assets offset	(511)	(20,735)
Net amounts presented in the statement of financial position	52,707	44,278
Amounts not offset, Financial instruments	(49,932)	(42,999)
Amounts not offset, Cash collateral	0	0
Net amount	2,775	1,279
Trade payables
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities	53,216	40,732
Gross assets offset	(511)	(147)
Net amounts presented in the statement of financial position	52,705	40,585
Amounts not offset, Financial instruments	(49,930)	(39,306)
Amounts not offset, Cash collateral	0	0
Net amount	2,775	1,279
Other payables
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities	2	24,281
Gross assets offset	0	(20,588)
Net amounts presented in the statement of financial position	2	3,693
Amounts not offset, Financial instruments	(2)	(3,693)
Amounts not offset, Cash collateral	0	0
Net amount	₩ 0	₩ 0